FINANCIAL INSTRUMENTS - Fair value of financial instruments - Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Financial liabilities	R$ 21,987,337	R$ 18,892,509
Trade accounts payable - domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	3,892,296	4,120,701
Financial liabilities, at fair value	3,892,296	4,120,701
Trade accounts payable - debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	459,899	584,320
Financial liabilities, at fair value	459,899	584,320
Trade accounts payable - import
FINANCIAL INSTRUMENTS
Financial liabilities	1,365,909	1,196,162
Financial liabilities, at fair value	1,365,909	1,196,162
Loans and financing
FINANCIAL INSTRUMENTS
Financial liabilities	9,808,021	10,079,675
Financial liabilities, at fair value	9,842,254	10,161,103
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	3,828,463	813,633
Financial liabilities, at fair value	3,829,910	812,413
Related parties
FINANCIAL INSTRUMENTS
Financial liabilities		24,992
Financial liabilities, at fair value		24,992
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	1,747	20,648
Financial liabilities, at fair value	1,747	20,648
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	2,043,921	1,192,461
Financial liabilities, at fair value	2,043,921	1,192,461
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	587,081	859,917
Financial liabilities, at fair value	R$ 587,081	R$ 859,917